Facility Operating Lease	6 Months Ended
Jun. 30, 2021
Facility Operating Lease [Abstract]
FACILITY OPERATING LEASE

NOTE 8 – FACILITY OPERATING LEASE

On April 1, 2021, the Company commenced an 5yr operating lease for a facility in Goleta, California with total lease payments of $781,813. The Company determined the lease constitutes a Right of Use (ROU) asset and has recorded the present value of the lease payments as an asset and liability. The value of the asset will be amortized on a straight-line basis over the 60 month period.

The following table presents maturities of operating lease liabilities on an undiscounted basis as of June 30, 2021:

2021	$78,083
2022	$159,093
2023	$163,070
2024	$167,147
2025	$171,326
2026	$43,094
Total	$781,813

Beginning April 1, 2021, the Company began subleasing a portion of their new office space in Goleta, California with Calient Technologies for 27 Castilian, Goleta, CA. The lease provides for base monthly rent of approximately $13,013 through May 31, 2021 and $8,400 starting June 1, 2021 on a month-to-month basis plus common area and operating expenses. During the six months ended June 30, 2021, the Company recognized $84,743 of rent income, including reimbursement of common area and operating expenses.